STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4.  STOCKHOLDERS' EQUITY

Preferred Stock

As of February 28, 2013, there are 20,000,000 Preferred Shares at $0.0001 par value authorized, none issued and outstanding.

Common Stock

On May 19, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock for $8,100 cash and $900 in a stock subscription receivable to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock to shareholders for $3,500. The issuance of the shares was made to an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On November 1, 2012, the Company issued 300,000 of its $0.0001 par value common stock to shareholders for $3,000. The issuance of the shares was made to an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

As of February 28, 2013, there are 9,650,000 common shares issued and outstanding.

NOTE 4.	STOCKHOLDERS' EQUITY

Common Stock

On May 11, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock at $0.001 per share for $9,000 cash to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock at $0.01 per share for $3,500 cash to six (6) shareholders.  The issuance of the shares was made pursuit to the Company S1 registration statement.

On June 1, 2012, Mr. Marsh resigned and Ms. Ethelinda Corpuz became the Company's President, CEO and sole officer.  As part of Mr. Marsh's resignation, Ms. Corpuz acquired Mr. Marsh's shares in the Company.

There are 20,000,000 Preferred Shares at $0.0001 par value authorized with none issued or outstanding.  There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding May 31, 2012 and 2011, respectively.